UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: September 30, 2005
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  October 28, 2005

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $47,348

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER A          COM              008190100     1768    32375 SH       SOLE                     4500             27875
AMERICAN CAPITAL STRAT COM     COM              024937104     1449    39525 SH       SOLE                     4400             35125
ANADARKO PETROLEUM             COM              032511107     1063    11097 SH       SOLE                     1500              9597
ARTHROCARE CORP COM            COM              043136100      682    16945 SH       SOLE                     2500             14445
AUTOMATIC DATA PROCESSING INC  COM              053015103      207     4800 SH       SOLE                                       4800
AVERY DENNISON CORP            COM              053611109      215     4100 SH       SOLE                                       4100
BANK AMERICA CORP NEW          COM              060505104      511    12131 SH       SOLE                                      12131
BURLINGTON RESOURCES           COM              122014103     1413    17377 SH       SOLE                     4000             13377
CELGENE                        COM              151020104     1482    27275 SH       SOLE                     3500             23775
CENDANT CORP COM               COM              151313103      971    47025 SH       SOLE                     6000             41025
CHEVRON CORP COM               COM              166764100      589     9100 SH       SOLE                                       9100
CISCO SYS INC COM              COM              17275R102      721    40250 SH       SOLE                     6000             34250
CITIGROUP INC                  COM              172967101     1725    37904 SH       SOLE                     4879             33025
CRAY INC COM                   COM              225223106       14    15000 SH       SOLE                                      15000
D R HORTON INC COM             COM              23331A109      987    27261 SH       SOLE                     3600             23661
DEVON ENERGY CORP COM          COM              25179M103     2437    35500 SH       SOLE                     3000             32500
DOLLAR GEN CORP COM            COM              256669102      850    46345 SH       SOLE                     5500             40845
EBAY INC COM                   COM              278642103      686    16650 SH       SOLE                     2500             14150
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      214     4800 SH       SOLE                                       4800
FEDEX CORP COM                 COM              31428X106     1189    13650 SH       SOLE                     1800             11850
FRIEDMAN BILLINGS RMSY CL A    COM              358434108      887    87075 SH       SOLE                     9000             78075
GENERAL ELECTRIC CO            COM              369604103     2037    60507 SH       SOLE                     7000             53507
HOME DEPOT                     COM              437076102      625    16375 SH       SOLE                                      16375
IBM CORP                       COM              459200101     1221    15224 SH       SOLE                     1400             13824
INVITROGEN CORP COM            COM              46185R100      777    10325 SH       SOLE                     1600              8725
ISTAR FINL INC COM             COM              45031U101      486    12025 SH       SOLE                                      12025
KINETIC CONCEPTS INC COM NEW   COM              49460W208      426     7505 SH       SOLE                     1200              6305
LOWES COS INC COM              COM              548661107      765    11875 SH       SOLE                     2400              9475
MEDTRONIC                      COM              585055106     2030    37850 SH       SOLE                     5600             32250
MICROSOFT CORP                 COM              594918104     1833    71255 SH       SOLE                    10700             60555
NEW YORK CMNTY BANCORP COM     COM              649445103      178    10865 SH       SOLE                                      10865
PATTERSON COMPANIES COM        COM              703395103      648    16200 SH       SOLE                     2800             13400
PAYCHEX INC                    COM              704326107     2284    61569 SH       SOLE                     5000             56569
PETSMART INC COM               COM              716768106      598    27475 SH       SOLE                     5000             22475
PFIZER INC                     COM              717081103     2111    84529 SH       SOLE                    10720             73809
PROCTOR & GAMBLE               COM              742718109      276     4650 SH       SOLE                                       4650
SCHEIN HENRY INC COM           COM              806407102      222     5220 SH       SOLE                                       5220
SOVEREIGN BANCORP INC COM      COM              845905108      497    22550 SH       SOLE                     5000             17550
SPRINT NEXTEL CORP             COM              852061100     1377    57908 SH       SOLE                     7605             50303
STERICYCLE INC COM             COM              858912108     1216    21275 SH       SOLE                     3000             18275
SYSCO CORP COM                 COM              871829107      972    31000 SH       SOLE                     4000             27000
UNITEDHEALTH GROUP INC COM     COM              91324P102     1279    22760 SH       SOLE                     3600             19160
WAL-MART STORES INC            COM              931142103     1757    40100 SH       SOLE                     5400             34700
WASTE CONNECTIONS INC COM      COM              941053100      816    23250 SH       SOLE                     4500             18750
WYETH                          COM              983024100      204     4400 SH       SOLE                                       4400
YAHOO INC COM                  COM              984332106      484    14300 SH       SOLE                     2500             11800
CHILE FD INC COM                                168834109      196    11050 SH       SOLE                                      11050
FIRST ISRAEL FD INC COM                         32063L100      280    17250 SH       SOLE                                      17250
INDONESIA FD INC COM                            455778100      152    26400 SH       SOLE                                      26400
MORGAN STANLEY INDIA COM                        61745c105      460    10675 SH       SOLE                                      10675
ISHARES INC MSCI AUSTRALIA                      464286103      299    15250 SH       SOLE                                      15250
ISHARES INC MSCI JAPAN                          464286848      611    50100 SH       SOLE                                      50100
ISHARES INC MSCI SINGAPORE                      464286673      173    21650 SH       SOLE                                      21650